Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	CRH public limited company
Entity Central Index Key	0000849395
EBP 002 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	CRH public limited company
Entity Central Index Key	0000849395
Current Fiscal Year End Date	--12-31